Related party transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19	Related party transactions
  Other than those described in Note 18, the Company did not enter into any transactions with related parties during the nine months ended September 30, 2018.